Shareholder Report, Holdings (Details) - C000233024	Aug. 31, 2025
Eternal8802877
Holdings [Line Items]
Percent of Total Investments	9.00%
Reliance Industries8802922
Holdings [Line Items]
Percent of Total Investments	7.40%
Bajaj Finance8802860
Holdings [Line Items]
Percent of Total Investments	7.00%
Jio Financial Services8802901
Holdings [Line Items]
Percent of Total Investments	6.90%
One 97 Communications8802915
Holdings [Line Items]
Percent of Total Investments	5.90%
PB Fintech8802919
Holdings [Line Items]
Percent of Total Investments	5.90%
Swiggy8802925
Holdings [Line Items]
Percent of Total Investments	5.40%
MakeMyTrip8802936
Holdings [Line Items]
Percent of Total Investments	5.40%
FSN E-Commerce Ventures8802880
Holdings [Line Items]
Percent of Total Investments	5.00%
Info Edge India8802898
Holdings [Line Items]
Percent of Total Investments	4.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	34.30%